Document and Entity Information	May 18, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000858877
Document Type	8-K
Document Period End Date	May 18, 2022
Entity Registrant Name	CISCO SYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39940
Entity Tax Identification Number	77-0059951
Entity Address, Address Line One	170 West Tasman Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134-1706
City Area Code	(408)
Local Phone Number	526-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CSCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false